Non-controlling interest (“NCI”) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests In Subsidiaries [Line Items]
Current assets	$ 17,713,412	$ 20,700,128
Current liabilities	186,635	211,427
Net loss	(3,297,578)	7,217,068	$ 14,320,556
Loss allocated to non-controlling interest	0	0	(40,786)
Cash inflows (outflow) from operating activities	(648,874)	(1,419,468)	(1,751,341)
Cash inflow from financing activities	0	38,787	17,290
Cash inflow (outflows) from investing activities	$ (1,082)	$ 530,000	$ 4,822,688
Mingzhong Mining Co. Ltd [Member]
Disclosure Of Interests In Subsidiaries [Line Items]
NCI percentage	49.00%	49.00%	49.00%
Current assets	$ 291,755	$ 272,119	$ 977,783
Current liabilities	(554,576)	(109,658)	(154,860)
Net current assets	(262,821)	162,461	822,923
Non-current asset	23,948,038	23,368,426	26,110,954
Net assets	23,685,217	23,530,888	26,933,877
Accumulated NCI	11,144,005	11,318,341	12,760,905
Net loss	264,657	374,316	268,447
Loss allocated to non-controlling interest	129,682	183,415	146,239
Cash inflows (outflow) from operating activities	62,130	(1,081,958)	45,695
Cash inflow from financing activities	163,223	0	0
Cash inflow (outflows) from investing activities	$ (166,071)	$ (512,078)	$ 169,639